15008347

Nasdaq Stock Market

Received SEC

NOV 16 2015

Washington, DC 20549

001- 13641

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

November 16, 2015

CERT NAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on November 16, 2015 The Nasdaq Stock Market (the "Exchange") received from Pinnacle Entertainment, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, $0.10 par value

Preferred Share Purchase Rights

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery